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MetLife Investors Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA 92660

                                                     May 5, 2005



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

     Re:  MetLife Investors Variable Life Account One
          File No. 333-69522 / 811-07971
          Rule 497(j) Certification

Commissioners:

     On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Life Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus and Statement of Additional Information ("SAI") being used for certain flexible premium variable life insurance policies and flexible premium joint and last survivor variable life insurance polices offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the prospectus and SAI contained in Post-Effective Amendment No. 6 to the Registration Statement for the Account filed electronically with the Commission on April 29, 2005.

                                                     Sincerely,

                                                     John E. Connolly, Jr.
                                                     Assistant General Counsel
                                                     Metropolitan Life Insurance
                                                     Company